Investment Strategy	Jan. 05, 2026
Jacob Internet Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its assets in securities of companies in Internet and Internet-related industries. The Fund primarily invests in common stocks and securities convertible into common stocks, but may invest up to 35% in fixed income or debt securities. The Fund may invest without limitation in foreign securities, including securities of emerging market countries (i.e., those that are in the early stages of their industrial cycles), so that the Fund has the flexibility to take full advantage of investment opportunities in Internet companies and companies in Internet-related industries. The Adviser currently does not expect to invest more than 50% of the Fund’s net assets in foreign companies. The Adviser selects investments in companies that derive a substantial portion of their revenue from Internet businesses and businesses in Internet-related industries or those that are aggressively developing and expanding their Internet and Internet-related business operations. Such investments generally will be selected from companies in the following groups: media, e-commerce, computer software, internet service providers, internet portals, wireless/broadband access, and telecommunications.
The Fund invests in companies that emphasize research and development with respect to proprietary products and services for Internet users and businesses, because the Adviser believes that these stocks have the greatest potential to rise in value. Many Internet companies are newer and have small to medium market capitalizations. The Adviser’s overall process of stock selection for the Fund is not based on the capitalization of or size of the company but rather on an assessment of the company’s fundamental prospects. The Fund generally seeks to purchase securities as long-term investments, but when circumstances warrant, securities may be sold without regard to the length of time they have been held to reduce risk or volatility or to respond to changing fundamental information.
The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, to seek income, or to maintain liquidity while seeking appropriate investments.
The Fund may lend its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its assets in securities of companies in Internet and Internet-related industries. The Fund primarily invests in common stocks and securities convertible into common stocks, but may invest up to 35% in fixed income or debt securities. The Fund may invest without limitation in foreign securities, including securities of emerging market countries (i.e., those that are in the early stages of their industrial cycles), so that the Fund has the flexibility to take full advantage of investment opportunities in Internet companies and companies in Internet-related industries. The Adviser currently does not expect to invest more than 50% of the Fund’s net assets in foreign companies.
Jacob Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in small capitalization companies. Small capitalization companies are defined as those companies with market capitalizations (share price multiplied by number of shares outstanding) within the capitalization range of the Bloomberg US 2000 Growth Index at the time of purchase. As of August 31, 2025, the market capitalization range of the companies in the Bloomberg US 2000 Growth Index was between $20,575,000 and $27.94 billion.
The Fund maintains a diversified portfolio of investments consisting primarily of common stocks. The Fund may also invest in other equity securities, such as preferred stocks, rights, or warrants. The Adviser expects to select investments for the Fund in companies across various industry groups.
The Adviser manages the Fund’s portfolio in an aggressive growth style. The Adviser believes that investments in small capitalization companies can have greater earnings and sales growth potential than larger capitalized companies and can offer substantial opportunities for long-term growth of capital. The Adviser’s overall stock selections are based on its qualitative and quantitative assessment of a company’s fundamental prospects and whether it has an above-average potential for long-term growth of capital.
The Adviser expects to invest the Fund’s net assets primarily in U.S. companies, but may gain exposure to foreign markets, including emerging markets, through the global operations of U.S. companies, by purchasing depositary receipts or securities of foreign companies traded on U.S. exchanges, or through direct investment in foreign companies. The Adviser will not invest more than 25% of the Fund’s net assets directly in foreign companies. The Fund may have significant exposure to the health care sector.
The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, or to maintain liquidity while seeking appropriate investments.
The Fund may lend its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	The Adviser will not invest more than 25% of the Fund’s net assets directly in foreign companies.
Jacob Discovery Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations (share price multiplied by number of shares outstanding) of (1) less than or equal to $600 million; or (2) within the capitalization range of the Bloomberg US Micro Cap Total Return Index at the time of purchase. As of August 31, 2025, the market capitalization range of the companies in the Bloomberg US Micro Cap Total Return Index was between approximately $1,973,800 and $6.92 billion.
The Fund maintains a diversified portfolio of investments consisting primarily of common stocks. The Fund may also invest in other equity securities, such as preferred stocks, rights, or warrants. The Adviser expects to select investments for the Fund in companies across various industry groups.
The Adviser manages the Fund’s portfolio in an aggressive growth style. The Adviser believes that investments in micro capitalization companies can have greater earnings and sales growth potential than larger capitalized companies and can offer substantial opportunities for long-term growth of capital. The Adviser’s overall stock selections are based on its qualitative and quantitative assessment of a company’s fundamental prospects and whether it has an above-average potential for long-term growth of capital.
The Adviser expects to invest the Fund’s net assets primarily in U.S. companies, but may gain exposure to foreign markets, including emerging markets, through the global operations of U.S. companies, by purchasing depositary receipts or securities of foreign companies traded on U.S. exchanges, or through direct investment in foreign companies. The Adviser will not invest more than 25% of the Fund’s net assets directly in foreign companies. The Fund may have significant exposure to the health care sector.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, or to maintain liquidity while seeking appropriate investments.

The Fund may lend its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	The Adviser will not invest more than 25% of the Fund’s net assets directly in foreign companies.